10. OTHER CURRENT LIABILITIES (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Other Liabilities, Current [Abstract]
Other current liabilities	$ 27,160	$ 0
Description of tax liability	In December 2014, the Company was notified by the IRS that penalties would apply to past due payroll tax liabilities related to the stock-based compensation awarded during the years ended December 31, 2011 and 2012, for which the Company did not report or withhold payroll taxes. Based on the notice received from the IRS, the Company accrued $27,160 in penalties.